Marketable Securities - (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investment In Debt Securities
The following table presents the amortized cost, gross unrealized gains and losses, and fair value of the Company’s debt securities at December 31, 2021 aggregated by major security type (dollars in thousands):

	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
U.S. corporate securities	$39,370	$5	$(154)	$39,221
U.S. government securities	2,997	—	(1)	2,996
Asset-backed securities	6,439	1	(22)	6,418
Other debt securities	745	—	(6)	739

Total available for sale securities	49,551	6	(183)	49,374

Total debt securities	$49,551	$6	$(183)	$49,374

The following table presents the amortized cost and fair value of the Company’s debt securities by contractual maturities at December 31, 2021 (dollars in thousands):

As of December 31, 2021	Amortized Cost	Fair Value
Due in one year or less	$8,858	$8,847
Due after one year through five years	40,693	40,527

Total available for sale securities	49,551	49,374

Total debt securities	$49,551	$49,374

Proceeds from sales of debt securities and the associated gains and losses during the years ended December 31, 2021, 2020, and 2019 are listed below (dollars in thousands):

	Years Ended December 31,
	2021	2020	2019
Available for sale debt securities:
Proceeds from sales of debt securities	$1,250	$—	$—
Gross realized gains	4	—	—
Gross realized losses	—	—	—

Schedule of Unrealized Loss on Investments	The following table presents the amortized cost and fairvalue of the Company’s debt securities that are in an unrealized loss position and for which an other-than-temporary impairment has not been recognized in earnings at December 31, 2021 (dollars in thousands):

	In Unrealized Loss Position ForLess Than 12 Months		In Unrealized Loss Position For12 Months Or Longer
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
U.S. corporate securities	$35,961	$(154)	$—	$—
U.S. government securities	2,996	(1)	—	—
Asset-backed securities	4,938	(22)	—	—
Other debt securities	739	(6)	—	—

Total available for sale securities	44,634	(183)	—	—

Total debt securities	$44,634	$(183)	$—	$—